Derivative Financial Instruments and Hedging - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Net losses	¥ 321,589	¥ 280,926	¥ 270,990
Net derivative losses included in other comprehensive income (loss), that will be reclassified into earnings within fiscal 2017	591
Net gains (losses) on cash flow hedges, ineffectiveness	(1,124)	310	111
Net gains (losses) on fair value hedges, ineffectiveness	0	(2)	1
Net unrealized gains (losses) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net losses	¥ 3,041	¥ 1,694	¥ (838)